INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

11. INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of acquired technology, customer relationships and other identifiable assets, which are amortized on a straight-line basis over their useful life of 5 years. Intangible assets also includes $25 thousand of indefinite-lived trademarks that are not subject to amortization but reviewed annually for impairment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED

Reconciliation of Carrying Amounts (in thousands):

	December 31, 2023	Additions	December 31, 2024	Additions	June 30, 2025
Cost
Indefinite-lived trademarks	$—	$25	$25	$—	$25
Acquired Technology	1,168	—	1,168	—	1,168
Customer Relationships	2,839	—	2,839	—	2,839
Other	456	—	456	—	456
Total	$4,463	$25	$4,488	$—	$4,488

Accumulated Amortization
Acquired Technology	$398	$234	$632	$116	$748
Customer Relationships	568	568	1,136	283	1,419
Other	55	90	145	46	191
Total	$1,021	$892	$1,913	$445	$2,358

Carrying Amounts	$3,442		$2,575		$2,130

The Company recorded $222 thousand and $445 thousand for the three and six months ended June 30, 2025, respectively, and $223 thousand and $446 thousand for the three and six months ended June 30, 2024, respectively.

As of June 30, 2025, expected amortization (in thousands) related to intangible assets will be:

Expected Amortization
2025, excluding the six months ended June 30, 2025	$447
2026	780
2027	780
2028	98
2029 and thereafter	—
Total	$2,105